OTHER LIABILITIES (Details) - Schedule of Other Liabilities - Before IFRS 9 impairment adjustments [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Total other liabilities	£ 4,335	£ 4,540
The Bank [member]
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Total other liabilities	3,522	4,204
Settlement balances [member] | The Group [member]
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Settlement balances	30	331
Settlement balances [member] | The Bank [member]
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Settlement balances	32	316
Other creditors and accruals [member] | The Group [member]
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Other creditors and accruals	4,305	4,209
Other creditors and accruals [member] | The Bank [member]
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Other creditors and accruals	£ 3,490	£ 3,888